Unaudited Condensed Consolidated Statement Of Comprehensive Income (Parenthetical) $ in Millions	6 Months Ended
Dec. 31, 2023 USD ($)
Statement of comprehensive income [abstract]
Tax rate change on hyperinflation adjustments	$ (34)
Tax on hyperinflation adjustments	$ (64)